Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
NOTE 7. LEASES
OPERATING LEASES.
As a lessee, the Company leases certain logistics, office, and manufacturing facilities, as well as vehicles and other equipment. Certain of the Company’s leases may include options to extend. Our ROU operating lease assets are recognized within Property, plant, and equipment – net in the Combined Statements of Financial Position. Our operating lease liabilities are recognized within All other current liabilities and All other liabilities in the Combined Statements of Financial Position, as detailed below. During 2022, $25 million and $34 million of operating lease ROU assets and operating lease liabilities, respectively, transferred from GE to GE HealthCare related to the Separation.

Operating Lease Assets and Liabilities

	As of
	December 31, 2022	December 31, 2021
Operating lease ROU assets	$313	$358

Current operating lease liabilities	104	104
Non-current operating lease liabilities	243	262

Total operating lease liabilities	$347	$366

Operating Lease Expense

	For the years ended December 31
	2022	2021	2020
Long-term (fixed)	$115	$114	$135
Long-term (variable)	98	67	64
Short-term	4	4	2

Total operating lease expense	$217	$185	$201

Maturity of Lease Liabilities

	2023	2024	2025	2026	2027	Thereafter	Total
Undiscounted lease payments	$116	$89	$66	$50	$27	$30	$378
Less: imputed interest							(31)

Total lease liability as of December 31, 2022							$347

Supplemental Information Related to Operating Leases

	For the years ended December 31
	2022	2021	2020
Operating cash flows used for operating leases	$113	$128	$138
Right-of-use assets obtained in exchange for new lease liabilities	98	94	168
Weighted-average remaining lease term (in years)	4.4	4.7	4.9
Weighted-average discount rate	3.8%	3.3%	3.8%

FINANCE LEASES.
The Company leases equipment manufactured or sold by the Company to customers through sales-type leases. Sales-type leases are included in financing receivables and are recognized within All other current assets and All other assets in the Combined Statements of Financial Position.
Finance lease income was $12 million, $16 million, and $13 million for the years ended December 31, 2022, 2021, and 2020, respectively, and is recognized within Other (income) expense – net in the Combined Statements of Income.

Net Investment in Financing Leases

	As of
	December 31, 2022	December 31, 2021
Total minimum lease payments receivable	$248	$243
Less: deferred income	(30)	(27)

Discounted lease receivable	218	216
Estimated unguaranteed residual value of leased assets, net of deferred income	12	10

Investment in financing leases, net of deferred income	$230	$226

Contractual Maturities

Due In	2023	2024	2025	2026	2027	Thereafter	Total
Net minimum lease payments receivable	$83	$63	$44	$29	$16	$13	$248

We expect actual maturities to differ from contractual maturities, primarily as a result of prepayments.